FAIR VALUE MEASUREMENTS - Schedule of fair value of warrant liabilities (Q2) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning		$ 13,365,500	$ 0
Change in fair value			(236,500)
Fair value at ending			13,365,500
New Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning	$ 8,517,250	13,365,500
Change in fair value	2,729,500	(4,848,250)
Fair value at ending	11,246,750	8,517,250	13,365,500
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning	237,250	370,500	0
Change in fair value	84,500	(133,250)	(6,500)
Fair value at ending	321,750	237,250	370,500
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning	8,280,000	12,995,000	0
Change in fair value	2,645,000	(4,715,000)	(230,000)
Fair value at ending	$ 10,925,000	$ 8,280,000	$ 12,995,000